Transactions with Affiliates and Container Investors (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Summary of Due to Container Investors, Net

The following table provides a summary of due to container investors, net at June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021
Accounts receivable, net - managed fleet	$9,729	$7,639
Prepaid expenses and other current assets - managed fleet	77	42
Accounts payable and accrued expenses - managed fleet	(1,517)	(375)
	8,289	7,306
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	11,718	10,679
Due to container investors, net	$20,007	$17,985